N-6	Jun. 30, 2026
Prospectus:
Document Type	N-6
Entity Registrant Name	CORPORATE SPONSORED VUL SEPARATE ACCOUNT I
Entity Central Index Key	0001018042
Entity Investment Company Type	N-6
Document Period End Date	Jun. 30, 2026
Amendment Flag	false
CorpExec VUL Plus
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	All references to Western Asset Management Company Ltd. as a subadviser to the Western Asset Core Plus VIT Portfolio – Class I are deleted.